TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000 TELEPHONE

PHILIP K. HOLL

SENIOR VICE PRESIDENT

ASSOCIATE GENERAL COUNSEL

March 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	TCW Funds, Inc. (the “Corporation”), on behalf of the

TCW International Small Cap Fund (the “Fund”)

File Nos. 33-52272 and 811-7170

Ladies and Gentlemen:

On behalf of the Corporation, we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”) exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated February 28, 2011, as filed under Rule 497(c) on March 4, 2011. The purpose of this filing is to submit the XBRL information from the 497(c) filing dated March 4, 2011 for the Fund.

Please contact the undersigned at 213-244-0290 if you have any questions concerning this filing.

Very truly yours,

/s/ Philip K. Holl
Philip K. Holl
Secretary